Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Defiance Connective Technologies ETF (SIXG)
(the “Fund”)

April 28, 2026

Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated April 30, 2025, as previously supplemented

Effective April 30, 2026, the Fund’s ticker symbol will change from “SIXG” to “UFOX.” All references in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information to the ticker symbol are hereby deleted and replaced as noted above.

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.